Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2017	2016	2015
Net loss attributable to the parent	(2,973)	(181)	(634)
Less: Allocation to participating securities	—	—	—
Net loss available to stockholders	(2,973)	(181)	(634)
Effect of dilution	—	—	—
Diluted net loss available to stockholders	(2,973)	(181)	(634)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2017	2016	2015
Basic earnings per share:
Weighted average number of common shares outstanding	505	501	493
Diluted earnings per share:
Effect of dilutive convertible bonds	—	—	—
Effect of dilutive share options (1)	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	505	501	493

(1)	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded our average share price during the calculation period.

(In US$)	2017	2016	2015
Basic loss per share	(5.89)	(0.36)	(1.29)
Diluted loss per share	(5.89)	(0.36)	(1.29)